As filed with the Securities and Exchange Commission on July 2, 2009

Securities Act File No. 333-103022
Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 88	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 89	[X]
(Check appropriate box or boxes)

JPMORGAN TRUST I
(Exact Name of Registrant Specified in Charter)

245 Park Avenue
New York, New York, 10167
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, NY 10167
(Name and Address of Agent for Service)

With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alan G. Priest, Esq. Ropes & Gray LLP One Metro Center 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)	[X]	on July 15, 2009 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on __________ pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

[X]	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses, statements of information and Part C included in Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of JPMorgan Trust I (the “Trust”), filed with the Commission May 14, 2009 (Accession No. 0001145443-09-001241) (the “Registration Statement”), are incorporated herein by reference.

Table of Contents

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust II, certifies that it meets all requirements of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 2nd day of July, 2009.

JPMORGAN TRUST I By: GEORGE C.W. GATCH* George C.W. Gatch President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on July 2, 2009.

WILLIAM J. ARMSTRONG*	WILLIAM G. MORTON, JR.*
William J. Armstrong	William G. Morton, Jr.
Trustee	Trustee

JOHN F. FINN*	ROBERT A. ODEN, JR.*
John F. Finn	Robert A. Oden, Jr.
Trustee	Trustee

DR. MATTHEW GOLDSTEIN*	FERGUS REID, III*
Dr. Matthew Goldstein	Fergus Reid, III
Trustee	Trustee and Chairman

ROBERT J. HIGGINS*	FREDERICK W. RUEBECK*
Robert J. Higgins*	Frederick W. Ruebeck
Trustee	Trustee

FRANKIE D. HUGHES*	JAMES J. SCHONBACHLER*
Frankie D. Hughes	James J. Schonbachler
Trustee	Trustee

PETER C. MARSHALL*	LEONARD M. SPALDING, JR.*
Peter C. Marshall	Leonard M. Spalding, Jr.
Trustee	Trustee

MARILYN MCCOY*	By GEORGE C.W. GATCH*
Marilyn McCoy	George C.W. Gatch
Trustee	President

By PATRICIA A. MALESKI*
Patricia A. Maleski
Treasurer and Principal Financial Officer

*By /s/ ELIZABETH A. DAVIN
Elizabeth A. Davin
Attorney-in-Fact

7

Exhibit Index

Exhibit No.	Description

N/A